LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUS DATED APRIL 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.36%
Total annual fund operating expenses(3)	1.01%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 for the period shown

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares	1 year	3 years	5 years	10 years
Your costs would be (with or without redemption)	$103	$303	$519	$1,140

(1)

Effective October 1, 2005, the fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.650% up to $1 billion; 0.625% on the next $1 billion; 0.600% on the next $3 billion; 0.575% on the next $5 billion; and 0.550% on assets in excess of $10 billion.

(2)

The amount set forth in “Other Expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing costs incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 0.92%.

FDXX011075

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUS DATED APRIL 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

CLASS I SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Average Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.41%
Total annual fund operating expenses(3)	1.21%

Example

This example helps you compare the cost of investing in Class I shares of the fund with other mutual funds. Your actual cost may be higher or lower. This example does not reflect variable annuity or life insurance contract charges, which, if included, would increase the cost of your investment. The example assumes:

•	You invest $10,000 for the period shown

•	Your investment has a 5% return each year (the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for this example and is not a prediction of future performance)

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•	You redeem your shares at the end of the period

Number of Years You Own Your Shares	1 year	3 years	5 years	10 years
Class I shares	$123	$354	$603	$1,317

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.800% on assets up to and including $1 billion; 0.775% on assets over $1 billion and up to and including $2 billion; 0.750% on assets over $2 billion and up to and including $5 billion; and 0.700% on assets over $5 billion.

(2)

The amount set forth in “other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the portfolio going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing costs incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 1.07%.

Because of voluntary waivers and/or reimbursements actual total operating expenses are not expected to exceed 1.00% (the “expense cap.”) These voluntary waivers and/or reimbursement do not cover interest, brokerage, taxes and extraordinary expenses. Management may discontinue the waiver at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the portfolio during the same fiscal year if the portfolio’s Total Annual Operating Expenses have fallen to a level below the expense cap. In no case will the manager recapture an amount that would result on any particular business day of the portfolios in the portfolio’s Total Annual Operating Expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

FDXX011072

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUS DATED APRIL 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE STRATEGIC BOND PORTFOLIO

CLASS I SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.25%
Total annual fund operating expenses(3)	0.90%

Example

This example helps you compare the cost of investing in Class I shares of the fund with other mutual funds. Your actual cost may be higher or lower. This example does not reflect variable annuity or life insurance contract charges, which, if included, would increase the cost of your investment. The example assumes:

•	You invest $10,000 for the period shown

•	Your investment has a 5% return each year (the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for this example and is not a prediction of future performance)

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•	You redeem your shares at the end of the period

Number of Years You Own Your Shares	1 year	3 years	5 years	10 years
Class I shares	$92	$278	$480	$1,063

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.650% on assets up to and including $1 billion; 0.625% on assets over $1 billion and up to and including $2 billion; 0.600% on assets over $2 billion and up to and including $5 billion; 0.575% on assets over $5 billion and up to and including $10 billion; and 0.550% on assets over $10 billion.

(2)

The amount set forth in “other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the portfolio going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing costs incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 0.86%.

Because of voluntary waivers and/or reimbursements actual total operating expenses are not expected to exceed 1.00% (the “expense cap.”) These voluntary waivers and/or reimbursements do not cover interest, brokerage, taxes and extraordinary expenses. Management may discontinue the waiver at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the portfolio during the same fiscal year if the portfolio’s Total Annual Operating Expenses have fallen to a level below the expense cap. In no case will the manager recapture an amount that would result on any particular business day of the portfolios in the portfolio’s Total Annual Operating Expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

FDXX011073

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUS DATED APRIL 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE STRATEGIC BOND PORTFOLIO

CLASS II SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses (2)	0.35%
Total annual fund operating expenses(3)	1.25%

Example

This example helps you compare the cost of investing in Class II shares of the fund with other mutual funds. Your actual cost may be higher or lower. This example does not reflect variable annuity or life insurance contract charges, which, if included, would increase the cost of your investment. The example assumes:

•	You invest $10,000 for the period shown

•	Your investment has a 5% return each year (the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for this example and is not a prediction of future performance)

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•	You redeem your shares at the end of the period

Number of Years You Own Your Shares	1 year	3 years	5 years	10 years
Class II shares	$127	$396	$686	$1,511

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.650% on assets up to and including $1 billion; 0.625% on assets over $1 billion and up to and including $2 billion; 0.600% on assets over $2 billion and up to and including $5 billion; 0.575% on assets over $5 billion and up to and including $10 billion; and 0.550% on assets over $10 billion.

(2)	Other expenses have been estimated because the number of Class II shares outstanding on December 31, 2007 were minimal.

(3)

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.25% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be modified or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s Total Annual Operating Expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s Total Annual Operating Expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

FDXX011074